Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Outstanding Derivative Financial Instruments
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

	2020			2019
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	354	12	—	336	13	—
Interest rate derivatives – not in a hedge relationship	550	—	(27)	557	2	(6)
Cross-currency rate derivatives – in a hedge relationship	516	44	(20)	502	29	(31)
FX derivatives – in a hedge relationship	193	5	(2)	555	6	(1)
FX derivatives – not in a hedge relationship	361	2	(3)	386	4	(1)

Total	1,974	63	(52)	2,336	54	(39)

Analysed as expiring:
In less than one year	1,238	18	(12)	1,167	25	(15)
Later than one year and not later than five years	663	45	(32)	694	13	(6)
Later than five years	73	—	(8)	475	16	(18)

Total	1,974	63	(52)	2,336	54	(39)

Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

	2020
All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Derivative financial instruments for interest rate risk	12	—	354
Derivative financial instruments for currency risk	44	19	354

	2019
All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Derivative financial instruments for interest rate risk	13	—	336
Derivative financial instruments for currency risk	25	(21)	336

Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items

The amounts at the reporting date relating to items designated as hedge items were as follows:

	2020
All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(367)	(9)	—	—	n/a
Currency risk
Financial liabilities – borrowings	(367)	n/a	(19)	—	n/a

	2019
All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(347)	(9)	—	—	n/a
Currency risk
Financial liabilities – borrowings	(347)	n/a	21	—	n/a

Summary of Amounts Related to Items Designated as Hedging Instruments
The amounts related to items designated as hedging instruments were as follows:

	2020
All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/ (losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Derivative financial instruments	(17)	3	(355)	3	—
Financial liabilities – borrowings	(246)	1	(246)	1	—

	2019
All figures in£ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Derivative financial instruments	(21)	13	(722)	13	—
Financial liabilities – borrowings	(246)	10	(246)	10	—

Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements	Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

	2020			2019
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	35	(10)	25	52	(34)	18
Counterparties in a liability position	28	(42)	(14)	2	(5)	(3)

Total as presented in the balance sheet	63	(52)	11	54	(39)	15